18. Consideration Payable (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Sinsin [Member]
Unpaid acquisition payable	$ 54,000	$ 53,824
Sinsin [Member] | Unpaid Purchase Consideration [Member]
Unpaid acquisition payable	42,723	43,595
Sinsin [Member] | Accrued interest [Member]
Unpaid acquisition payable	11,277	8,712
Heliostixio [Member] | Unpaid Purchase Consideration [Member]
Unpaid acquisition payable	$ 0	$ 1,517